SHORT-TERM INVESTMENTS (Details) - Schedule of Short-term Investments - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
SHORT-TERM INVESTMENTS (Details) - Schedule of Short-term Investments [Line Items]
Carrying value	$ 99,623	$ 80,357
Bonds [Member]
SHORT-TERM INVESTMENTS (Details) - Schedule of Short-term Investments [Line Items]
Carrying value	$ 9,168	$ 15,812
Maturity	April 9, 2022 - January 16, 2025	January 10, 2022 - September 3, 2024
Money market instruments [Member]
SHORT-TERM INVESTMENTS (Details) - Schedule of Short-term Investments [Line Items]
Carrying value	$ 90,455	$ 64,545
Bottom of Range [Member] | Bonds [Member]
SHORT-TERM INVESTMENTS (Details) - Schedule of Short-term Investments [Line Items]
Interest rates	5.50%	5.38%
Top of Range [Member] | Bonds [Member]
SHORT-TERM INVESTMENTS (Details) - Schedule of Short-term Investments [Line Items]
Interest rates	13.00%	13.00%